UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06495

       FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND INCORPORATED
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               Donald F. Crumrine
                        Flaherty & Crumrine Incorporated
                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300
                                                           -------------

                      Date of fiscal year end: NOVEMBER 30
                                              ------------

             Date of reporting period: JULY 1, 2005 - JUNE 30, 2006
                                      -----------------------------

          Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1.      PROXY VOTING RECORD
--------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                                       EXCHANGE TICKER SYMBOL             CUSIP        SHAREHOLDER MEETING DATE
------------------------------------------------------------------------------------------------------------------------------------
Pacific G&E                                              PCG                              694308800      19-Apr-06
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   VOTE FOR OR AGAINST           VOTE FOR OR AGAINST
MATTER VOTED                                         PROPOSED BY   VOTE CAST            PROPOSAL                     MANAGEMENT
Approve directors                                         Issuer      Yes                  For                              For
Approve auditors                                          Issuer      Yes                  For                              For


------------------------------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                                       EXCHANGE TICKER SYMBOL             CUSIP        SHAREHOLDER MEETING DATE
------------------------------------------------------------------------------------------------------------------------------------
Pacific G&E                                              PCG                              694308503      19-Apr-06
------------------------------------------------------------------------------------------------------------------------------------

                                                                                      VOTE FOR OR AGAINST        VOTE FOR OR AGAINST
MATTER VOTED                                           PROPOSED BY   VOTE CAST            PROPOSAL                     MANAGEMENT
Approve directors                                           Issuer      Yes                  For                              For
Approve auditors                                            Issuer      Yes                  For                              For


------------------------------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                                         EXCHANGE TICKER SYMBOL             CUSIP        SHAREHOLDER MEETING DATE
------------------------------------------------------------------------------------------------------------------------------------
Pacific G&E                                                PCG                              694308602      19-Apr-06
------------------------------------------------------------------------------------------------------------------------------------

                                                                                      VOTE FOR OR AGAINST        VOTE FOR OR AGAINST
MATTER VOTED                                             PROPOSED BY   VOTE CAST            PROPOSAL                  MANAGEMENT
Approve directors                                             Issuer      Yes                  For                        For
Approve auditors                                              Issuer      Yes                  For                        For


------------------------------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                                           EXCHANGE TICKER SYMBOL             CUSIP       SHAREHOLDER MEETING DATE
------------------------------------------------------------------------------------------------------------------------------------
Savannah Elecitrc and Power                                  SVJ                              804787802      22-May-06
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          VOTE FOR OR AGAINST    VOTE FOR OR AGAINST
MATTER VOTED                                                PROPOSED BY   VOTE CAST            PROPOSAL                MANAGEMENT
Approve merger with Georgia Power                                Issuer      Yes                  For                     For

------------------------------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                                              EXCHANGE TICKER SYMBOL             CUSIP    SHAREHOLDER MEETING DATE
------------------------------------------------------------------------------------------------------------------------------------
Southern California Edison                                      SCE                              842400202      27-Apr-06
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         VOTE FOR OR AGAINST     VOTE FOR OR AGAINST
MATTER VOTED                                              PROPOSED BY   VOTE CAST            PROPOSAL                MANAGEMENT
Approve directors                                              Issuer      Yes                  For                     For

------------------------------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                                            EXCHANGE TICKER SYMBOL             CUSIP      SHAREHOLDER MEETING DATE
------------------------------------------------------------------------------------------------------------------------------------
Southern California Edison                                    SCE                              842400301      27-Apr-06
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        VOTE FOR OR AGAINST      VOTE FOR OR AGAINST
MATTER VOTED                                              PROPOSED BY   VOTE CAST            PROPOSAL                MANAGEMENT
Approve directors                                              Issuer      Yes                  For                     For

------------------------------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                                            EXCHANGE TICKER SYMBOL             CUSIP      SHAREHOLDER MEETING DATE
------------------------------------------------------------------------------------------------------------------------------------
Xcel Energy                                                   XEL                              98389B506      17-May-06
------------------------------------------------------------------------------------------------------------------------------------

                                                                                            VOTE FOR OR AGAINST  VOTE FOR OR AGAINST
MATTER VOTED                                                 PROPOSED BY   VOTE CAST            PROPOSAL                 MANAGEMENT
Approve directors                                                 Issuer      Yes                  For                       For
Approve auditor                                                   Issuer      Yes                  For                       For
Separate roles of Chairman and CEO                       Security Holder      Yes                Against                     For

------------------------------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                                          EXCHANGE TICKER SYMBOL             CUSIP        SHAREHOLDER MEETING DATE
------------------------------------------------------------------------------------------------------------------------------------
Xcel Energy                                                   XEL                              98389B704      17-May-06
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         VOTE FOR OR AGAINST     VOTE FOR OR AGAINST
MATTER VOTED                                                  PROPOSED BY   VOTE CAST          PROPOSAL                MANAGEMENT
Approve directors                                                  Issuer      Yes               For                         For
Approve auditor                                                    Issuer      Yes               For                         For
Separate roles of Chairman and CEO                        Security Holder      Yes               Against                     For

------------------------------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                                        EXCHANGE TICKER SYMBOL             CUSIP        SHAREHOLDER MEETING DATE
------------------------------------------------------------------------------------------------------------------------------------
Xcel Energy                                                       XEL                      98389B308              17-May-06
------------------------------------------------------------------------------------------------------------------------------------

                                                                                           VOTE FOR OR AGAINST   VOTE FOR OR AGAINST
MATTER VOTED                                                  PROPOSED BY   VOTE CAST            PROPOSAL              MANAGEMENT
Approve directors                                                  Issuer      Yes                  For                    For
Approve auditor                                                    Issuer      Yes                  For                    For
Separate roles of Chairman and CEO                        Security Holder      Yes                Against                  For


------------------------------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                                        EXCHANGE TICKER SYMBOL             CUSIP        SHAREHOLDER MEETING DATE
------------------------------------------------------------------------------------------------------------------------------------
Xcel Energy                                                       XEL                      98389B407              17-May-06
------------------------------------------------------------------------------------------------------------------------------------

                                                                                           VOTE FOR OR AGAINST   VOTE FOR OR AGAINST
MATTER VOTED                                                  PROPOSED BY   VOTE CAST            PROPOSAL                MANAGEMENT
Approve directors                                                  Issuer      Yes                  For                     For
Approve auditor                                                    Issuer      Yes                  For                     For
Separate roles of Chairman and CEO                        Security Holder      Yes                Against                   For

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

   Registrant FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND INCORPORATED
              ------------------------------------------------------------------


   By (Signature and Title)*  /S/ DONALD F. CRUMRINE
                             ---------------------------------------------------
                             Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                             (Principal Executive Officer)

   Date    8/15/06
        ------------------------------------------------------------------------

          *Print the name and title of each signing officer under his or her signature.